Note 5 - Credit Assets, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - Provision for credit commitments [member] - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025	Jul. 31, 2025
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,114	$ 7,279	$ 6,037
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	7,553
Provision (recovery) from reported ECL	$ (561)
Variance from reported ECL (%)	(7.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,019
Provision (recovery) from reported ECL	$ (95)
Variance from reported ECL (%)	(1.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 8,875
Provision (recovery) from reported ECL	$ 761
Variance from reported ECL (%)	9.00%